Equipment Installment Plan Receivables, Gross Receivables by Credit Category (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total EIP receivables, gross	$ 36,403	$ 31,393
Prime
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total EIP receivables, gross	28,902	25,767
Subprime
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total EIP receivables, gross	$ 7,501	$ 5,626